Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policy Information [Abstract]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment	Below are the estimated useful lives in years of satellites, property & other equipment as at December 31, 2023.
Years
Satellites	3 to 15
Right-of-use assets	2 to 27
Antennas, satellite control & communication equipment	5 to 20
Building, equipment & other	3 to 25
Years
Revenue backlog	17
Customer relationships	20 to 21
Customer contracts	15
Concession rights	3 to 15
Transponder rights	16
Software	5
Patents	18